Convertible Loans and Other Financial Liabilities - Equity effect (Details) $ in Thousands	1 Months Ended
	May 31, 2021 EUR (€)	Jun. 30, 2021 shares	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 26, 2021 EUR (€) shares	Dec. 31, 2020 shares	Dec. 23, 2020 USD ($)	Dec. 23, 2020 EUR (€)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Mar. 11, 2020 EUR (€)
Disclosure of financial liabilities [line items]
De-SPAC cash flow				$ 1,250	€ 1,048,000			$ 250	€ 205,000	$ 500	€ 422,000
Shares issued | shares		76,290					69,103
Base
Disclosure of financial liabilities [line items]
Fair value host contract												€ 52,090,000
Conversion 1 year later
Disclosure of financial liabilities [line items]
Fair value host contract												43,678,000
Effect on capital contribution												8,412,000
Conversion 1 year earlier
Disclosure of financial liabilities [line items]
Fair value host contract												61,582,000
Effect on capital contribution												(9,492,000)
credit spread +10%
Disclosure of financial liabilities [line items]
Fair value host contract												49,558,000
Effect on capital contribution												2,532,000
credit spread -10%
Disclosure of financial liabilities [line items]
Fair value host contract												54,819,000
Effect on capital contribution												€ (2,730,000)
Forward contract EUR/USD
Disclosure of financial liabilities [line items]
Fair value changes related to forex forward	€ 9,376
Minimum
Disclosure of financial liabilities [line items]
Credit spread rate												(10.00%)
Minimum | Forward contract EUR/USD
Disclosure of financial liabilities [line items]
De-SPAC cash flow | $			$ 400,000
Maximum
Disclosure of financial liabilities [line items]
Credit spread rate												10.00%
Maximum | Forward contract EUR/USD
Disclosure of financial liabilities [line items]
De-SPAC cash flow | $			$ 500,000
Series B2 Ordinary Shares
Disclosure of financial liabilities [line items]
Convertible loan						€ 85,900,000
Shares issued | shares		22,034				7,187	14,847